NON-CONTROLLING INTEREST	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
NON-CONTROLLING INTEREST

NOTE 17. NON-CONTROLLING INTEREST

The table below summarize the Company’s non-controlling interest as of the periods presented (in thousands):

		Saugatuck
	iOx	and subsidiary	Total
Non-controlling interest as of April 1, 2022	$44,701	(472)	$44,229
Net income (loss) attributable to non-controlling interest	123	(178)	(55)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)	—	(44,824)
Non-controlling interest as of April 1, 2023	—	(650)	(650)
Net loss attributable to non-controlling interest	—	(43)	(43)
Non-controlling interest as of March 31, 2024	—	(693)	(693)
Net loss attributable to non-controlling interest	—	(11)	(11)
Non-controlling interest as of March 31, 2025	$—	(704)	$(704)

On September 8, 2021, the Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. On July 18, 2022, the Company completed the acquisition of the remaining non-controlling interest in iOx, by issuing 53,500 shares of its ordinary shares and assuming certain milestone obligations. See Note 14, “Related Party Transactions – Share Exchange Agreement – iOx,” for a discussion of the Company’s purchase of the balance of the non-controlling interest in iOx.

The Company held 70% interest in Saugatuck and subsidiary through SalvaRx. Saugatuck and subsidiary includes Saugatuck and its wholly-owned subsidiary, Saugatuck Rx LLC.